Intangible Assets (Details) - Schedule of sensitivity analysis to significant assumptions	12 Months Ended
Dec. 31, 2020 EUR (€)
Discount rate [Member]
Intangible Assets (Details) - Schedule of sensitivity analysis to significant assumptions [Line Items]
Sensitivity applied	+500bps
Effect on book value
Operating margin [Member]
Intangible Assets (Details) - Schedule of sensitivity analysis to significant assumptions [Line Items]
Sensitivity applied	-500bps
Effect on book value